Segment Reporting - Core Earnings Adjustments to GAAP (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of "Core Earnings" Adjustments to GAAP
Income tax expense (benefit)	$ (157)	$ (104)	$ (169)	$ (68)	$ (285)	$ 47	$ 10	$ (98)		$ (498)	$ (328)	$ (500)
Net effect from discontinued operations			(1)		2	23	10	(1)	52	(2)	35	(199)
Net income (loss) attributable to SLM Corporation	348	188	292	112						939	633	530
Net Impact of Derivative Accounting [Member]
Summary of "Core Earnings" Adjustments to GAAP
Core Earnings adjustments to GAAP										(194)	(540)	82
Net Impact of Goodwill and Acquired Intangibles [Member]
Summary of "Core Earnings" Adjustments to GAAP
Core Earnings adjustments to GAAP										(27)	(21)	(543)
Total Adjustment [Member]
Summary of "Core Earnings" Adjustments to GAAP
Core Earnings adjustments to GAAP										(221)	(561)	(461)
Income tax expense (benefit)										99	219	106
Net effect from discontinued operations										(1)	(2)	(143)
Net income (loss) attributable to SLM Corporation										(123)	(344)	(498)
Total Adjustment [Member] | Net Impact of Derivative Accounting [Member]
Summary of "Core Earnings" Adjustments to GAAP
Core Earnings adjustments to GAAP										(194)	(540)	82
Total Adjustment [Member] | Net Impact of Goodwill and Acquired Intangibles [Member]
Summary of "Core Earnings" Adjustments to GAAP
Core Earnings adjustments to GAAP										$ (27)	$ (21)	$ (543)